Changebridge Capital Long/Short Equity ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 88.8%
Banking — 2.8%
First Republic Bank (d)	1,061	$184,179

Consumer Discretionary Products — 7.4%
Skechers USA, Inc. - Class A (a)(d)	5,036	211,512
Skyline Champion Corp. (a)(d)	4,034	271,650
		483,162
Consumer Discretionary Services — 2.2%
Flutter Entertainment PLC - ADR (a)(b)(d)	1,879	143,593

Consumer Staple Products — 5.0%
Ayr Wellness, Inc. (a)(b)	10,357	141,294
The Honest Co., Inc. (a)(d)	28,025	181,882
		323,176
Health Care — 14.8%
Caribou Biosciences, Inc. (a)(d)	7,212	77,385
CRISPR Therapeutics AG (a)(b)(d)	2,131	135,851
ModivCare, Inc. (a)(d)	1,533	177,721
Quipt Home Medical Corp. (a)(b)	37,053	194,899
Semler Scientific, Inc. (a)(d)	2,727	206,352
TransMedics Group, Inc. (a)(d)	10,966	174,030
		966,238
Industrial Products — 2.0%
Astronics Corp. (a)	10,584	127,326

Industrial Services — 12.4%
Civeo Corp. (a)(b)(d)	15,346	331,013
Sharps Compliance Corp. (a)	27,091	182,864
Sterling Construction Co., Inc. (a)(d)	11,647	295,951
		809,828
Media — 17.8%
Criteo SA - ADR (a)(b)(d)	7,387	249,680
EverQuote, Inc. - Class A (a)(d)	9,409	154,872
Expedia Group, Inc. (a)(d)	1,261	231,129
Magnite, Inc. (a)(d)	10,789	146,407
Netflix, Inc. (a)	402	171,710
Warner Music Group Corp. - Class A (d)	4,824	205,020
		1,158,818
Oil & Gas — 5.1%
Chesapeake Energy Corp.(d)	4,852	330,761

Software & Technology Services — 8.7%
ICF International, Inc. (d)	2,637	248,907
LiveRamp Holdings, Inc. (a)(d)	4,371	195,165
WM Technology, Inc. (a)	24,702	125,239
		569,311
Technology Hardware & Semiconductors — 10.6%
ASML Holding NV (b)	204	138,149
Sony Group Corp. - ADR (a)(b)(d)	2,460	274,684
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,921	235,572
TransAct Technologies, Inc. (a)(d)	4,957	44,563
		692,968
Total Common Stocks (Cost $6,093,845)		5,789,360

MONEY MARKET FUNDS — 14.0%
First American Government Obligations Fund - Class X, 0.03% (c)	910,915	910,915
Total Money Market Funds (Cost $910,915)		910,915

Total Investments (Cost $7,004,760) — 102.8%		6,700,275
Other assets and liabilities, net — (2.8)%		(177,690)
Net Assets — 100.0%		$6,522,585

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security
(c) The rate shown is the seven-day yield at period end.
(d) All or a portion of the security has been pledged to cover short positions. As of January 31, 2022, the value of these securities amounts to $3,496,555 or 53.6% of net assets.

Changebridge Capital Long/Short Equity ETF
Schedule of Securities Sold Short
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - (42.4)%
Consumer Discretionary Products - (9.6)%
Dorman Products, Inc.	1,168	$109,360
Harley-Davidson, Inc.	3,321	114,807
iRobot Corp.	2,302	150,827
On Holding AG - Class A (a)	3,734	98,466
Tesla, Inc.	158	148,002
		621,462
Consumer Discretionary Services - (1.6)%
Portillo's, Inc. - Class A	3,962	105,191

Consumer Staple Products - (8.8)%
Beyond Meat, Inc.	1,654	107,725
Campbell Soup Co.	4,014	177,098
General Mills, Inc.	2,417	166,000
Hormel Foods Corp.	2,615	124,134
		574,957
Retail & Wholesale, Discretionary - (3.8)%
Avis Budget Group, Inc.	629	110,817
Figs, Inc. - Class A	6,166	138,612
		249,429
Health Care - (4.0)%
Pfizer, Inc.	2,628	138,469
Vapotherm, Inc.	7,700	124,509
		262,978
Software & Technology Services - (8.8)%
Atlassian Corp PLC - Class A (a)	450	145,953
Fastly, Inc. - Class A	3,632	104,093
International Business Machines Corp.	1,357	181,254
Wix.com Ltd. (a)	1,065	139,909
		571,209
Technology Hardware & Semiconductors - (5.8)%
Logitech International SA (a)	1,706	142,263
NVIDIA Corp.	434	106,269
Universal Display Corp.	864	132,633
		381,165
Total Common Stocks (Proceeds $3,053,732)		2,766,391
Total Securities Sold Short (Proceeds $3,053,732) - (42.4)%		$2,766,391

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Foreign issued security

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,789,360	$-	$-	$5,789,360
Money Market Funds	910,915	-	-	910,915
Total Investments - Assets	$6,700,275	$-	$-	$6,700,275

Securities Sold Short - Liabilities:
Common Stocks*	$(2,766,391)	$-	$-	$(2,766,391)
Total Securities Sold Short - Liabilities	$(2,766,391)	$-	$-	$(2,766,391)

* See the Schedules of Investments and Securities Sold Short for industry classifications.